BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	20,085,119	17,093,719
Common stock shares outstanding	20,085,119	17,093,719